Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests - Reclassifications Out of Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
3 Months Ended
Mar. 31, 2013
Fair value change of derivatives
Fair value change of derivatives, Income before income taxes	$ 10
Fair value change of derivatives, Provision for income tax expense	(3)
Fair value change of derivatives, Consolidated net income	7
Amortization of defined benefit and other postretirement benefit plans
Amortization of defined benefit and other postretirement benefit plans, Prior service credits	159
Amortization of defined benefit and other postretirement benefit plans, Actuarial losses	(472)
Amortization of defined benefit and other postretirement benefit plans, Income before income taxes	(313)
Amortization of defined benefit and other postretirement benefit plans, Provision for income tax expense	97
Amortization of defined benefit and other postretirement benefit plans, Consolidated net income	(216)
Total reclassifications for the period	(209)
Interest Rate Contract [Member] | Interest expense, net of interest income [Member]
Fair value change of derivatives
Fair value change of derivatives, Income before income taxes	(40)
Foreign Exchange Contract [Member] | Cost of products sold [Member]
Fair value change of derivatives
Fair value change of derivatives, Income before income taxes	$ 50